Expense Example, No Redemption - Federated Hermes Global Allocation Fund	Nov. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 589
Expense Example, No Redemption, 3 Years	882
Expense Example, No Redemption, 5 Years	1,196
Expense Example, No Redemption, 10 Years	2,086
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	222
Expense Example, No Redemption, 3 Years	685
Expense Example, No Redemption, 5 Years	1,175
Expense Example, No Redemption, 10 Years	2,331
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	2,169
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	120
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	649
Expense Example, No Redemption, 10 Years	1,432
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	350
Expense Example, No Redemption, 5 Years	606
Expense Example, No Redemption, 10 Years	$ 1,340